CONTRACT ASSETS - Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	$ 143,327	$ 194,963